Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

  Transactions with Stockholders

          As part of the acquisition of ALG, the Company entered into various data licensing and transition services agreements with Dealertrack, a significant stockholder of the Company. Costs under these agreements for the year ended December 31, 2011 of $0.8 million and $0.1 million, for the year ended December 31, 2012 of $1.7 million and $0.6 million and for the year ended December 31, 2013 of $2.0 million and $0.3 million are included in cost of revenue, and sales and marketing expense in the consolidated statement of comprehensive loss, respectively. Costs under these agreements included in cost of revenue for the six months ended June 30, 2013 and 2014 were $1.2 million (unaudited) and $0.4 million (unaudited), respectively. Costs under these agreements included in sales and marketing expense for the six months ended June 30, 2013 were $0.2 million (unaudited). There were no costs recorded in sales and marketing expense for the six months ended June 30, 2014 (unaudited). Accounts payable to Dealertrack totaled $0.2 million at December 31, 2012. No amounts were due to Dealertrack at December 31, 2013 and June 30, 2014 (unaudited).

  Notes Receivable from Related Parties

          From 2007 to 2011, the Company issued notes to executives of the Company totaling $4.1 million of which $2.9 million were exchanged for cash and $1.2 million were in consideration for the purchase of common stock. The notes bear interest at rates between 1.2% and 6.0%. Principal and interest payments are due at maturity. The loans have maturity dates ranging from 2011 to 2016, and were repaid in full by February 2014, except for $0.3 million which has been reserved for by the Company.

          In September 2010, the Company issued a note to a former employee of the Company for $0.2 million in connection with the exercise of options to purchase common stock. The note bore interest at 0.5% and there were no principal and interest payments due until maturity in August 2013, and was paid in full.

          In October 2012, an executive resigned from the Company and became a consultant. At his separation date, the former executive had two notes outstanding with original principal balances of $0.1 million and $0.1 million, due November 2013 and August 2014, respectively. As part of this separation, the notes were amended such that the principal and accrued interest were due and payable upon the earlier of November 2013 or 45 days following the termination as a service provider to the Company. At December 31, 2012, the aggregate principal and interest outstanding was $0.2 million. The principal and interest on the notes were paid in full on December 27, 2013.

          In June 2014 the Company advanced $60,000 (unaudited) to an employee in exchange for a promissory note. The note is due on December 31, 2014 at an interest rate of 3.5% (unaudited). At June 30, 2014, the note receivable of $60,000 (unaudited) remained outstanding.

          Loans issued for the purchase of the Company's capital stock have been classified in stockholders' equity on the accompanying consolidated balance sheets. Loans issued for cash have been classified as notes receivable from related parties on the accompanying consolidated balance sheets.

          All of the notes receivable from the Company's executives described above are full recourse notes against their personal assets. In addition, the notes receivable contain provisions for accelerated repayment upon certain events such as termination of employment, the filing of a registration statement with the SEC for an initial public offering, or the acquisition of the Company.

  Service Provider

          Beginning in October 2013, an executive officer of the Company is an officer of a firm that provides marketing services to the Company. For the year ended December 31, 2013 and the six months ended June 30, 2014, the Company recorded sales and marketing expense of $1.1 million and $1.6 million (unaudited), respectively. At June 30, 2014, the Company recorded $1.9 million (unaudited) in prepaid expenses related to this marketing firm. There was no prepaid expense relating to this marketing firm at December 31, 2013. Additionally, the Company has amounts due to this marketing firm at December 31, 2013 of $0.3 million and June 30, 2014 (unaudited) of $0.2 million, respectively.

  Advances to an Officer

          The Company pays business and personal expenses, which may be charged to a corporate card or paid directly to third parties, of the Company's CEO and the CEO reimburses the Company for personal expenses paid by the Company. During 2011, 2012 and 2013, the Company paid personal expenses of $0.1 million, $0.4 million and $0.1 million, respectively. At December 31, 2012 and 2013, amounts receivable from this executive were $0.3 million and $0.4 million, respectively, and were included in other current assets on the accompanying consolidated balance sheets. The advances made to the CEO were paid in full in February 2014.

  Stock Repurchase Arrangement with Officer

          The Company executed an employment agreement with a stock repurchase provision with its CEO. In December 2012 and 2013, the Company repurchased 130,080 shares of common stock at a price of $8.00 and 112,422 shares of common stock at a price of $8.90 per share, respectively, which were the fair value of the shares on the respective dates of repurchase (Note 9).

  Transactions with USAA

          A former member of the Company's board of directors is the current Head of Corporate Development at USAA, the largest stockholder and most significant affinity marketing partner of the Company. The Company has entered into arrangements with USAA to operate their Auto Buying Program. The Company has amounts due from USAA at December 31, 2012 and 2013 and June 30, 2014 of $0.6 million, $0.4 million, and $0.8 million (unaudited), respectively. In addition, the Company has amounts due to USAA at December 31, 2012 and 2013 and June 30, 2014 of $0.5 million, $1.2 million, and $1.1 million (unaudited), respectively. The Company recorded sales and marketing expense of $2.6 million, $3.4 million, $8.8 million, $3.2 million (unaudited), and $6.2 million (unaudited) for the years ended December 31, 2011, 2012 and 2013, and the six months ended June 30, 2013 and 2014, respectively, related to service arrangements entered into with USAA, including non-cash expense associated with warrants to purchase shares of common stock (Note 9).

  Transactions with AutoNation

          The President and Chief Operating Officer of AutoNation, Inc., or AutoNation served as a member of the Company's board of directors from July 2011 to May 2012. During the periods from July 2011 to December 31, 2011 and January 2012 to May 2012, auto buying program revenues from AutoNation and its dealership affiliates' were $1.3 million and $1.4 million, respectively.